Cash and cash equivalents (Details) - CAD ($)	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and cash equivalents.
Cash	$ 2,312,488		$ 2,443,938
Cash equivalent	13,913,015		16,482,995
Cash and cash equivalents	$ 16,225,503	$ 21,388,624	$ 18,926,933	$ 12,138,179	$ 4,235,315	$ 8,610,996